          AIM INTERNATIONAL TOTAL RETURN FUND - CLASS A, B AND C SHARES

                         Supplement dated April 10, 2007
                    to the Prospectus dated February 28, 2007


Effective April 10, 2007, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(s)" on pages 6 and 7 of the prospectus:

     "Investment decisions for the fund are made by the investment management team at INVESCO Limited. The following individual is primarily responsible for the day-to-day management of the fund's portfolio:

     - Russel Matthews, Portfolio Manager, INVESCO Limited's Worldwide Fixed Income Group, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 2000.

           More information on this portfolio manager may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

           The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."

                          INSTITUTIONAL CLASS SHARES OF

                                 AIM CHINA FUND
                       AIM INTERNATIONAL TOTAL RETURN FUND
                                 AIM JAPAN FUND
                              AIM LIBOR ALPHA FUND

                         Supplement dated April 10, 2007
                    to the Prospectus dated February 28, 2007
                         as supplemented March 28, 2007


This supplement supercedes and replaces in its entirety the supplement dated March 28, 2007.

Effective April 10, 2007, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S) -- INTERNATIONAL TOTAL RETURN" on page 14 of the prospectus:

     "Investment decisions for the fund are made by the investment management team at INVESCO Limited.

     - Russel Matthews, Portfolio Manager, INVESCO Limited's Worldwide Fixed Income Group, who has been responsible for the fund since inception and has been associated with INVESCO Limited and/or its affiliates since 2000."

Effective March 28, 2007, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S) -- LIBOR ALPHA" on page 14 of the prospectus:

     "Investment decisions for the fund are made by the investment management team at INVESCO Institutional.

     - Brian P. Norris, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with INVESCO Institutional and/or its affiliates since 2001.

     - Brian K. Caldwell, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with INVESCO Institutional and/or its affiliates since 1998.

     - Jennifer L. Gilmore, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with INVESCO Institutional and/or its affiliates since 1999.

     - J. Greg Wessel, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with INVESCO Institutional and/or its affiliates since 1995."

                                 AIM CHINA FUND
                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                       AIM INTERNATIONAL TOTAL RETURN FUND
                                 AIM JAPAN FUND
                              AIM LIBOR ALPHA FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                     Supplement dated April 10, 2007 to the
           Statement of Additional Information dated February 28, 2007 as supplemented March 23, 2007 and March 30, 2007

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM INTERNATIONAL TOTAL RETURN FUND on page H-1 and H-2 of the Statement of Additional Information. The following table reflects information as of October 31, 2006:

                         DOLLAR RANGE
                              OF         OTHER REGISTERED MUTUAL     OTHER POOLED INVESTMENT
                         INVESTMENTS         FUNDS (ASSETS IN          VEHICLES (ASSETS IN            OTHER ACCOUNTS
  PORTFOLIO MANAGERS    IN EACH FUND(1)         MILLIONS)                   MILLIONS)            (ASSETS IN MILLIONS)(2)
----------------------- --------------- --------------------------- --------------------------- ---------------------------
                                         NUMBER OF                   NUMBER OF                    NUMBER
                                         ACCOUNTS      ASSETS        ACCOUNTS       ASSETS      OF ACCOUNTS     ASSETS
---------------------------------------------------------------------------------------------------------------------------
                                             AIM INTERNATIONAL TOTAL RETURN FUND
---------------------------------------------------------------------------------------------------------------------------
Russel Matthews              None          None          None           11         $4,330.0         113        $11,180.0

---------------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and accounts are traded in accordance with the applicable models.